Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2013
Restricted Cash
Schedule of restricted cash	Restricted cash is comprised of the following (in thousands):
	As of June 30, 2013	As of December 31, 2012
Retention account	$2,815	$2,821
Restricted deposits	16,026	430
Total	$18,841	$3,251